Impacts of the health crisis related to the Covid-19 pandemic (Details) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure of operating segments [line items]
Purchases of equipment relating to the health and safety of employees	€ (72)
Donations and sponsorships	(9)
Labor expenses, payment to certain employees of specific bonuses related to the health crisis	(10)
Increases of trade receivables depreciation	(144)
FRANCE
Disclosure of operating segments [line items]
Amount of fixed costs from suppliers partly offset	(19)
Amount of fixed costs from suppliers recorded in investments	(24)
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Increases of trade receivables depreciation	(129)
Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Increases of trade receivables depreciation	€ (15)